MARKETABLE SECURITIES (Table)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of summarizes the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2019 and 2020:

	December 31, 2019
	Amortized cost	Gross unrealized losses*)	Gross unrealized gains	Fair value

Corporate debentures	$104,952	$(21)	$651	$105,582
U.S. agencies debentures	81,227	(10)	21	81,238

Total	$186,179	$(31)	$672	$186,820

*) Out of the total unrealized losses, an amount of $5 has been in a continuous unrealized loss position for twelve months or longer.

	December 31, 2020
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Corporate debentures	$354,775	$(115)	$3,004	$357,664
Government debentures	41,185	(17)	214	41,382

Total	$395,960	$(132)	$3,218	$399,046

Schedule of summarizes the amortized cost and fair value of available-for-sale marketable securities

The following table summarizes the amortized cost and fair value of available-for-sale marketable securities as of December 31, 2019 and 2020, by contractual years-to maturity:

	December 31,
	2019		2020
	Amortized cost	Fair value	Amortized cost	Fair value

Due within one year	$132,321	$132,412	$196,587	$196,856
Due between one and four years	53,858	54,408	199,373	202,190

	$186,179	$186,820	$395,960	$399,046